Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

Note 5: Property, Plant and Equipment

A summary of property, plant and equipment as of December 31, 2017 and 2016 is as follows:

	2017	2016
	(in millions)
Land and industrial buildings	$3,472	$3,075
Plant, machinery and equipment	8,659	7,959
Assets sold with buy-back commitment	3,820	3,021
Construction in progress	101	131
Other	834	782
Gross property, plant and equipment	16,886	14,968
Accumulated depreciation	(9,883)	(8,571)
Net property, plant and equipment	$7,003	$6,397

A summary of property, plant and equipment recorded under capital leases¹ as of December 31, 2017, and 2016 is as follows:

	2017	2016
	(in millions)
Gross capital leases ²	$100	$169
Accumulated depreciation	(36)	(53)
Net capital leases	$64	$116

(1)	Included in property, plant and equipment table above
(2)	Consists of industrial buildings, plant, machinery and equipment

Depreciation expense on the above property, plant and equipment totaled $929 million, $884 million, and $824 million for the years ended December 31, 2017, 2016, and 2015, respectively. Excluding depreciation for assets sold with buy-back commitments, depreciation expenses totaled $610 million, $605 million, and $592 million for the years ended December 31, 2017, 2016, and 2015, respectively.

Commercial Vehicles recognized an impairment loss on new and used vehicles of $86 million, $56 million and $29 million on assets sold with a buy-back commitment for the years ended December 31, 2017, 2016, and 2015, respectively. The losses are recognized in “Cost of goods sold.”

The Company had contractual commitments of $101 million and $119 million for the acquisition of property, plant and equipment at December 31, 2017 and 2016, respectively.